FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.1%
	ASSET MANAGEMENT - 10.0%
17,126	Brookfield Asset Management Ltd.	$ 522,686
74,528	Brookfield Corporation	2,238,821
93,033	KKR & Company, Inc.	4,790,268
		7,551,775
	BANKING - 0.2%
1,298	JPMorgan Chase & Company	176,152

	BEVERAGES - 1.1%
4,788	Diageo plc - ADR	804,480

	BIOTECH & PHARMA - 0.5%
1,625	Amgen, Inc.	358,556

	CABLE & SATELLITE - 2.4%
13,037	Comcast Corporation, Class A	513,006
4,853	Liberty Broadband Corporation - Series A(a)	358,491
12,100	Liberty Broadband Corporation - Series C(a)	896,610
		1,768,107
	CHEMICALS - 4.4%
9,370	New Linde plc	3,313,794

	CONTAINERS & PACKAGING - 1.4%
20,713	Ball Corporation	1,059,677

	DIVERSIFIED INDUSTRIALS - 2.0%
7,963	Honeywell International, Inc.	1,525,711

	ELECTRICAL EQUIPMENT - 3.6%
16,602	Keysight Technologies, Inc.(a)	2,686,203

	ENTERTAINMENT CONTENT – 4.9%
46,351	Activision Blizzard, Inc.(a)	3,717,350

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.7%
7,301	UnitedHealth Group, Inc.	$ 3,557,339

	HOUSEHOLD PRODUCTS - 1.2%
3,978	Colgate-Palmolive Company	295,884
4,108	Procter & Gamble Company (The)	585,390
		881,274
	INSURANCE - 5.2%
8	Berkshire Hathaway, Inc., Class A(a)	3,904,192

	INTERNET MEDIA & SERVICES - 2.6%
5,791	Alphabet, Inc., Class A(a)	711,540
2,595	Alphabet, Inc., Class C(a)	320,145
16,564	IAC, Inc.(a)	924,934
		1,956,619
	LEISURE FACILITIES & SERVICES - 4.8%
4,096	McDonald's Corporation	1,167,811
18,884	Starbucks Corporation	1,843,833
4,682	Yum! Brands, Inc.	602,527
		3,614,171
	MACHINERY - 2.3%
22,704	Graco, Inc.	1,736,629

	MEDICAL EQUIPMENT & DEVICES - 2.8%
1,078	Danaher Corporation	247,530
3,655	Thermo Fisher Scientific, Inc.	1,858,422
		2,105,952
	PUBLISHING & BROADCASTING - 1.4%
15,088	Liberty Media Corp-Liberty SiriusXM, Class A(a)	422,162
22,255	Liberty Media Corp-Liberty SiriusXM, Class C(a)	622,250
		1,044,412
	RETAIL - DISCRETIONARY - 7.0%
7,511	Lowe's Companies, Inc.	1,510,687
4,142	O'Reilly Automotive, Inc.(a)	3,741,510
		5,252,197

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.1% (Continued)
	SEMICONDUCTORS - 5.0%
36,040	Entegris, Inc.	$ 3,793,210

	SOFTWARE - 14.0%
10,034	Microsoft Corporation	3,295,065
17,937	Nice Ltd. - ADR(a)	3,693,946
33,241	Oracle Corporation	3,521,553
		10,510,564
	TECHNOLOGY HARDWARE - 4.8%
20,577	Apple, Inc.	3,647,273

	TECHNOLOGY SERVICES - 1.8%
3,273	S&P Global, Inc.	1,202,599
509	Visa, Inc., Class A	112,504
		1,315,103

	TOTAL COMMON STOCKS (Cost $46,888,505)	66,280,740

	EXCHANGE-TRADED FUND — 0.6%
	EQUITY - 0.6%
3,500	Invesco S&P 500 Equal Weight ETF (Cost $515,719)	488,635

	SHORT-TERM INVESTMENT — 11.1%
	MONEY MARKET FUND - 11.1%
8,386,034	Goldman Sachs Financial Square Government Fund, Class FST, 4.98% (Cost $8,386,034)(b)	8,386,034

	TOTAL INVESTMENTS - 99.8% (Cost $55,790,258)	$ 75,155,409
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	156,820
	NET ASSETS - 100.0%	$ 75,312,229

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2023.